Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants [Abstract]
Schedule of Warrants’ Fair Value	The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
	December 31, 2022	June 30, 2023
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.97	3.97
Underlying share price ($)	19.656	14.274
Exercise price ($)	68.38	68.38
Warrants fair value ($)	2,396	1,373